Accumulated Other Comprehensive Income_Details Of Accumulated Other Comprehensive Income(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	₩ 405,329,000,000		₩ 430,244,000,000
Changes except for reclassification	(68,373,000,000)		77,498,000,000
Reclassification to profit or loss	280,603,000,000		(107,508,000,000)
Tax effect	(78,384,000,000)		5,095,000,000	₩ 19,721,000,000
Replaced by retained earnings	(1,507,000,000)
Replaced by assets held for sale	0
Replaced by disposal group held for sale	0
Ending	537,668,000,000	$ 503,708	405,329,000,000	430,244,000,000
Remeasurements of net defined benefit liabilities
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	(121,055,000,000)		(133,876,000,000)
Changes except for reclassification	29,925,000,000		16,914,000,000
Reclassification to profit or loss	0		0
Tax effect	(7,240,000,000)		(4,093,000,000)
Replaced by retained earnings	0
Replaced by assets held for sale	0
Replaced by disposal group held for sale	1,985,000,000
Ending	(96,385,000,000)		(121,055,000,000)	(133,876,000,000)
Exchange differences on translating foreign operations
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	53,138,000,000		32,990,000,000
Changes except for reclassification	(135,401,000,000)		31,486,000,000
Reclassification to profit or loss	0		0
Tax effect	25,674,000,000		(11,338,000,000)
Replaced by retained earnings	0
Replaced by assets held for sale	0
Replaced by disposal group held for sale	0
Ending	(56,589,000,000)		53,138,000,000	32,990,000,000
Change in the fair value of available-for-sale financial assets
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	601,620,000,000		653,130,000,000
Changes except for reclassification	200,700,000,000		30,877,000,000
Reclassification to profit or loss	(22,357,000,000)		(103,141,000,000)
Tax effect	(84,781,000,000)		20,754,000,000
Replaced by retained earnings	0
Replaced by assets held for sale	0
Replaced by disposal group held for sale	(861,000,000)
Ending	694,321,000,000		601,620,000,000	653,130,000,000
Change in value of held-to-maturity financial assets
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	6,447,000,000		2,731,000,000
Changes except for reclassification	(2,868,000,000)		(1,448,000,000)
Reclassification to profit or loss	132,000,000		6,350,000,000
Tax effect	(3,789,000,000)		(1,186,000,000)
Replaced by retained earnings	0
Replaced by assets held for sale	0
Replaced by disposal group held for sale	0
Ending	(78,000,000)		6,447,000,000	2,731,000,000
Shares of other comprehensive income of associates and joint ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	(96,174,000,000)		(89,081,000,000)
Changes except for reclassification	2,288,000,000		(7,209,000,000)
Reclassification to profit or loss	10,135,000,000		0
Tax effect	20,975,000,000		116,000,000
Replaced by retained earnings	(3,492,000,000)
Replaced by assets held for sale	67,337,000,000
Replaced by disposal group held for sale	0
Ending	1,069,000,000		(96,174,000,000)	(89,081,000,000)
Cash flow hedges
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	(6,075,000,000)		(10,173,000,000)
Changes except for reclassification	(100,816,000,000)		16,238,000,000
Reclassification to profit or loss	126,239,000,000		(10,717,000,000)
Tax effect	(4,368,000,000)		(1,423,000,000)
Replaced by retained earnings	0
Replaced by assets held for sale	0
Replaced by disposal group held for sale	0
Ending	14,980,000,000		(6,075,000,000)	(10,173,000,000)
Hedges of net investments in foreign operations
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning	(32,572,000,000)		(25,477,000,000)
Changes except for reclassification	34,800,000,000		(9,360,000,000)
Reclassification to profit or loss	0		0
Tax effect	(8,186,000,000)		2,265,000,000
Replaced by retained earnings	0
Replaced by assets held for sale	0
Replaced by disposal group held for sale	0
Ending	(5,958,000,000)		₩ (32,572,000,000)	₩ (25,477,000,000)
Other comprehensive income of separate account
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Changes except for reclassification	(97,001,000,000)
Reclassification to profit or loss	78,480,000,000
Tax effect	4,829,000,000
Replaced by retained earnings	0
Replaced by assets held for sale	0
Replaced by disposal group held for sale	0
Ending	(13,692,000,000)
Other comprehensive income of disposal group held for sale
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Changes except for reclassification	0
Reclassification to profit or loss	(861,000,000)
Tax effect	0
Replaced by retained earnings	1,985,000,000
Replaced by assets held for sale	0
Replaced by disposal group held for sale	(1,124,000,000)
Ending	0
Other comprehensive income of assets held for sale
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Changes except for reclassification	0
Reclassification to profit or loss	88,835,000,000
Tax effect	(21,498,000,000)
Replaced by retained earnings	0
Replaced by assets held for sale	(67,337,000,000)
Replaced by disposal group held for sale	0
Ending	₩ 0